Basis of Presentation of the Consolidated Financial Statements - Joint Arrangements (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 06, 2022
HIF H2 SpA.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Direct	0.00%	0.00%
Indirect	50.00%	50.00%
Total	50.00%	50.00%
Sociedad de Inversiones K Cuatro SpA
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Direct	0.00%	0.00%
Enel X Way Chile SpA
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Proportion of ownership interest in a subsidiary sold			50.00%